Other Current Liabilities - Additional Information (Details) - USD ($) $ in Thousands	Sep. 10, 2025	Mar. 31, 2026	Mar. 31, 2025
Simplotel Technologies Private Limited [Member]
Other Current Liabilities [Line Items]
Future estimated consideration		$ 4,411
Financial liabilities measured at fair value		3,390	$ 3,805
BookMyForex Private Limited [Member]
Other Current Liabilities [Line Items]
Financial liabilities measured at fair value		$ 2,396
Percentage of equity interest	18.75%
Additional consideration transferred	$ 2,533
Cash transferred	2,533
Non-controlling interest in acquiree	711
Decrease in accumulated deficit	$ 1,822